Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments Carrying Amount

The classification of financial instruments as well as their carrying amounts are presented in the table below:

	September 30, 2023
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	5,056,040	—	5,056,040
Accounts receivable(1)	2,281,915	—	2,281,915
Current financial assets	7,337,955	—	7,337,955

Financial liabilities
Accounts payable and accrued liabilities(2)	12,466,676	—	12,466,676
Credit facility	28,747,705	—	28,747,705
Term loan	7,718,928	—	7,718,928
Convertible notes	11,258,950	—	11,258,950
Conversion option	—	737,974	737,974
Government grant liabilities	1,468,296	—	1,468,296
Total	61,660,555	737,974	62,398,529
Current	13,035,483	737,974	13,773,457
Non-current	48,625,072	—	48,625,072
	September 30, 2022
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	32,025,899	—	32,025,899
Accounts receivable(1)	3,093,031	—	3,093,031
Call option	—	Nil	—
Current financial assets	35,118,930	—	35,118,930

Financial liabilities
Accounts payable and accrued liabilities(2)	10,676,846	—	10,676,846
Credit facility	30,000,000	—	30,000,000
Term loan	10,034,513	—	10,034,513
Government grant liabilities (restated – note 2)	1,409,694	—	1,409,694
Other loan	1,582,780	—	1,582,780
Total (restated – note 2)	53,703,833	—	53,703,833
Current	41,019,521	—	41,019,521
Non-current	12,684,312	—	12,684,312

(1)      Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.

(2)      Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table provides the fair value measurement hierarchy of the Company’s long-term financial assets and liabilities measured at fair value:

September 30, 2023
	Quoted prices in active market (level 1) $	Significant observable inputs (level 2) $	Significant unobservable inputs (level 3) $	Total $
Assets measured at fair value
Call option	—	—	Nil	—
September 30, 2022
	Quoted prices in active market (level 1) $	Significant observable inputs (level 2) $	Significant unobservable inputs (level 3) $	Total $
Assets measured at fair value
Call option	—	—	Nil	—

Schedule of Financial Liabilities

The following table summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

	September 30, 2023
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	12,466,676	—	—	12,466,676
Redeemable stock options	—	6,102,496	—	6,102,496
Credit facility	4,766,345	38,568,461	—	43,334,806
Convertible loan	—	39,610,854	—	39,610,854
Term loan	—	21,317,876	13,412,208	34,730,084
Government grant liabilities	568,807	1,209,857	—	1,778,664
Total	17,801,828	106,809,544	13,412,208	138,023,580
	September 30, 2022
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	10,676,846	—	—	10,676,846
Redeemable stock options	—	6,102,496	—	6,102,496
Credit facility	32,528,750	—	—	32,528,750
Term loan	—	9,631,293	9,631,293	19,262,586
Government grant liabilities (restated – note 2)	—	1,409,694	—	1,409,694
Other loan	342,675	1,370,700	1,370,700	3,084,075
Total (restated – note 2)	43,548,271	18,514,183	11,001,993	73,064,447

Schedule of Floating Rate Borrowings

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Company’s net loss is affected through the impact on floating rate borrowings, as follows:

	Increase/ decrease in basis points	Effect on loss before income taxes $
Credit facility, convertible notes and term loan
	+200	1,580,146
	-200	(1,580,146)
Government grant liability
	+200	31,713
	-200	(30,148)

Schedule of Financial Instrument Increase (Decrease) of Net Loss

If these variations were to occur, the impact of +5% appreciation of the USD, EUR and NIS currencies on the Company’s consolidated net loss and deficit for financial instruments held would be an increase (decrease) of net loss and deficit as follows:

	Change in foreign exchange rate	Year ended September 30,
		2023	2022
USD	+5%	592,954	(828,626)
EUR		(10,296)	(6,033)
NIS (As restated)		171,980	167,434